DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - Credit-risk-related Contingent Features (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of derivatives in a net liability position	$ 1,827
Termination value	1,827
Required collateral	$ 350